Scheduled Principal Payments for Borrowings (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
2024	$ 17
2025	339,393
2026	668,387
2027	911,572
2028	664,090
Thereafter	9,022,423
Total	11,605,882
Blackstone Operating Borrowings
Debt Instrument [Line Items]
2024	17
2025	339,393
2026	668,387
2027	911,572
2028	664,090
Thereafter	8,164,290
Total	10,747,749
Borrowings of Consolidated Blackstone Funds
Debt Instrument [Line Items]
2024	0
2025	0
2026	0
2027	0
2028	0
Thereafter	858,133
Total	$ 858,133